Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2020
LIBOR and other trading rates
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Settlements reached	£ 217
Tax contingency
CONTINGENT LIABILITIES AND COMMITMENTS (Details) [Line Items]
Increase (decrease) in current tax liabilities		£ 700
Increase (decrease) in deferred tax liability (asset)		£ 270